UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Accessor Capital Management LP
Address:        1420 Fifth Avenue
                Suite 3600
                Seattle, WA 98101

13F File Number: 28-03457

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Christine J. Stansbery
Title:  Assistant Vice President--Compliance
Phone:  (206) 224-7420

I am signing this report as required by the SEC Act of 1934.

Signature, Place, and Date of Signing:


Christine J. Stansbery          Seattle, Washington     July 26, 2002
Report Type (Check only one.):

[  ]    13F HOLDINGS REPORT

[X]     13F NOTICE

[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number         Name

28-05835                Chicago Equity Partners LLC
28-694                  J. P. Morgan Fleming Asset Management
28-517                  Wellington Capital Management LLP
28-399                  State Street Corporation